Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2017
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding
14.   Weighted average basic and diluted number of common shares outstanding
	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Basic weighted average number of shares	40,194,660	34,526,435
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	40,194,660	34,526,435

Diluted weighted average number of common shares for the year ended December 31, 2017 excludes 2,316,264 (2016: 1,770,765) anti-dilutive stock options and 5,167,391 (2016: 6,862,508) anti-dilutive warrants.